PIPE CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Pipe Convertible Notes
PIPE CONVERTIBLE NOTES

NOTE 9 – PIPE CONVERTIBLE NOTES

On November 2, 2023 and December 7, 2023, DMAQ executed loan agreements with certain accredited investors (together, the “Prior Loan Agreements”) pursuant to which such investors agreed to loan DMAQ up to an aggregate $11 million in exchange for the issuance of convertible notes and warrants. On February 2, 2024, the Company executed a securities purchase agreement (the “Purchase Agreement”) with each of the investors that executed the Prior Loan Agreements, which replaced the Prior Loan Agreements in their entirety, and with additional investors (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the PIPE Investors agreed to purchase from the Company (i) senior convertible notes in the aggregate principal amount of up to $15.5 million (the “PIPE Convertible Notes”), (ii) Series A warrants to initially purchase 28,182 shares of the Company’s Class A common stock (the “Series A Warrants”), and (iii) Series B warrants to initially purchase 31,000 shares of the Company’s Class A common stock (the “Series B Warrants,” and collectively with the Series A Warrants, the “PIPE Warrants”) (the “PIPE Financing”).

Under the terms of the Purchase Agreement, the Company had the right, but not the obligation, to require that the PIPE Investors purchase additional PIPE Convertible Notes at up to two additional closings. On February 6, 2024, the first additional closing (the “First Mandatory Additional Closing”) occurred for the sale of $4.65 million in additional PIPE Convertible Notes with an Original Issue Discount of $465,000 for gross proceeds of $4.185 million, subject to the filing of a registration statement and satisfaction of customary closing conditions.

The second additional closing (the “Second Mandatory Additional Closing”) may occur upon notice any time following the second trading day after the First Mandatory Additional Closing, and provides for the sale of up to $6.2 million in additional PIPE Convertible Notes for gross proceeds of $5.58 million, subject to the effectiveness of the registration statement, receipt of required shareholder approvals, and satisfaction of customary closing conditions.

In addition, pursuant to the Purchase Agreement, as amended, each PIPE Investor has the right, but not obligation, to require the Company to sell to such investor its pro rata share of up to an aggregate principal amount of $10.85 million of additional PIPE Convertible Notes in one or more “Additional Optional Closings,” provided that the principal amount issued in each such closing is no less than $250,000. These optional rights expire on August 30, 2025.

On August 13, 2024, the Company entered into waiver and amendment agreements (the “Waiver”) with the PIPE Investors. Under the Waiver, the parties agreed to, among other things: to (i) waive any defaults caused by the Company’s failure to timely file SEC reports through August 14, 2024, (ii) extend the deadline for Additional Optional Closings to 11 months following the effectiveness of the initial registration statement, (iii) permit the Company to raise non-convertible, unsecured debt financing from its affiliates, (iv) waive certain registration failures through September 3, 2024, and allow such failures to be cured through the issuance of common stock, and (v) allow interest payments due April 1, July 1, and October 1, 2024, to be paid in shares of common stock or added to the principal of the PIPE Convertible Notes, at the election of the applicable PIPE Investor. In connection with the Waiver, the Company issued 3,843 shares of Class A common stock to satisfy registration delay penalties and 3,152 shares of Class A common stock to satisfy accrued interest obligations. These issuances were made at the “Alternate Conversion Price” set forth in the PIPE Convertible Notes, which is defined as the lesser of the fixed conversion price or 90% of the lowest volume weighted average price (VWAP) of the Company’s Class A common stock over the five consecutive days prior to conversion. Additionally, the Company issued 3,812 shares to a PIPE Investor as a result of language in the PIPE Convertible Note related to ownership percentage prior to the Merger.

On November 7, 2024, the Company and certain PIPE Investors entered into further amendments to the Waiver (the “Amendments”) under which the PIPE Investors agreed to waive any breaches or defaults resulting from the Company’s failure to timely file SEC reports through August 21, 2024, and extended the waiver for certain registration failures through October 3, 2024. The PIPE Investors also waived defaults related to the Company’s non-compliance with the continued listing requirements of the Nasdaq Stock Market, including (i) failure to meet the minimum stockholders’ equity threshold, (ii) failure to meet the minimum market value of publicly held shares, and (iii) failure to meet the minimum bid price requirement. These waivers are effective through January 15, 2025, but may be extended through March 15, 2025, solely with respect to the bid price deficiency, provided the Company remains in compliance with all other listing requirement and files a preliminary proxy statement to seek shareholder approval of a reverse stock split. In connection with these Amendments, the Company issued 2,339 shares of Class A common stock to satisfy additional registration delay penalties and 1,316 shares of Class A common stock for unpaid interest, also at the Alternate Conversion Price.

Also on November 7, 2024, certain PIPE Investors agreed to purchase an additional $3.3 million in principal amount of PIPE Convertible Notes with an Original Issue Discount of $330,000 for gross proceeds of $2.97 million. The Company used approximately $2.5 million of the proceeds from this issuance to repay outstanding debt and cover related transaction expenses.

One of the PIPE Notes issued on November 7, 2024 was purchased in exchange for a convertible note payable and an unsecured note payable that were issued to the same PIPE Investor. The exchange resulted in debt extinguishment accounting as the present value of the future cash flows of the new PIPE Convertible Note was greater than 10% of the remaining present value of the cash flows of the exchanged notes. As a result, the Company recorded a loss on extinguishment of debt of $270,594 on the consolidated statements of operations for the year ended December 31, 2024.

On December 16, 2024, a certain PIPE Investor agreed to purchase an additional $2.1 million in the principal amount of a PIPE Convertible Note with an Original Issue Discount of $210,000 for gross proceeds of $1.89 million.

On January 8, 2025, certain PIPE Investors agreed to purchase an additional $2.8 million in principal amount of PIPE Convertible Notes with an Original Issue Discount of $280,000 for gross proceeds of $2.52 million.

During the three months ended March 31, 2025, the Company converted an aggregate principal amount of $1,655,000 and $1,087,513 in accrued and make-whole interest related to the PIPE Convertible Notes into 61,288 shares of the Company’s Class A common stock.

PIPE Convertible Notes payable consisted of the following:

PIPE Convertible Note Balance at January 1, 2024	$-
PIPE Convertible Notes issued	10,320,594
Less: Debt Discount associated with OID and Warrants	(1,147,319)
PIPE Convertible Notes, net	9,173,275
Less: Gross PIPE Convertible Note principal converted into Class A common stock	(5,832,600)
Add: Accretion of debt discount	728,278
Total PIPE Convertible Notes, net at December 31, 2024	4,068,953
PIPE Convertible Notes issued	2,800,000
Less: Debt Discount associated with OID	(280,000)
PIPE Convertible Notes, net	6,588,953
Less: Gross PIPE Convertible Note principal converted into Class A common stock	(1,655,000)
Add: Accretion of debt discount	231,940
Total PIPE Convertible Notes, net at March 31, 2025	$5,165,893

During the three months ended March 31, 2025 and 2024, amortization expense related to the Debt Discount of the PIPE Convertible Notes was $231,940 and $3,325, respectively. The principal balance of the PIPE Convertible Notes, net of Debt Discounts, and accrued interest related to the PIPE Convertible Notes at March 31, 2025, was $5,165,893 and $0, respectively. The principal balance net of Debt Discounts and accrued interest related to the PIPE Convertible Notes at December 31, 2024, was $4,068,953 and $154,500, respectively.

NOTE 11 – PIPE CONVERTIBLE NOTES

On November 2, 2023 and December 7, 2023, DMAQ executed loan agreements with certain accredited investors (together, the “Prior Loan Agreements”) pursuant to which such investors agreed to loan DMAQ up to an aggregate $11 million in exchange for the issuance of convertible notes and warrants. On February 2, 2024, the Company executed a securities purchase agreement (the “Purchase Agreement”) with each of the investors that executed the Prior Loan Agreements, which replaced the Prior Loan Agreements in their entirety, and with additional investors (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the PIPE Investors agreed to purchase from the Company (i) senior convertible notes in the aggregate principal amount of up to $15.5 million (the “PIPE Convertible Notes”), (ii) Series A warrants to initially purchase 28,182 shares of the Company’s Class A common stock (the “Series A Warrants”), and (iii) Series B warrants to initially purchase 1,550,000 shares of the Company’s Class A common stock (the “Series B Warrants,” and collectively with the Series A Warrants, the “PIPE Warrants”) (the “PIPE Financing”).

Under the terms of the Purchase Agreement, the Company has the right, but not the obligation, to require that the PIPE Investors purchase additional PIPE Convertible Notes at up to two additional closings. On February 6, 2024, the first additional closing (the “First Mandatory Additional Closing”) occurred for the sale of $4.65 million in additional PIPE Convertible Notes with an Original Issue Discount of $465,000 for gross proceeds of $4.185 million, subject to the filing of a registration statement and satisfaction of customary closing conditions.

The second additional closing (the “Second Mandatory Additional Closing”) may occur upon notice any time following the second trading day after the First Mandatory Additional Closing, and provides for the sale of up to $6.2 million in additional PIPE Convertible Notes for gross proceeds of $5.58 million, subject to the effectiveness of the registration statement, receipt of required shareholder approvals, and satisfaction of customary closing conditions.

In addition, pursuant to the Purchase Agreement, as amended, each PIPE Investor has the right, but not obligation, to require the Company to sell to such investor its pro rata share of up to an aggregate principal amount of $10.85 million of additional PIPE Convertible Notes in one or more “Additional Optional Closings,” provided that the principal amount issued in each such closing is no less than $250,000. These optional rights expire on August 30, 2025, if not exercised.

On August 13, 2024, the Company entered into waiver and amendment agreements (the “Waiver”) with the PIPE Investors. Under the Waiver, the parties agreed to, among other things: to (i) waive any defaults caused by the Company’s failure to timely file SEC reports through August 14, 2024, (ii) extend the deadline for Additional Optional Closings to 11 months following the effectiveness of the initial registration statement, (iii) permit the Company to raise non-convertible, unsecured debt financing from its affiliates, (iv) waive certain registration failures through September 3, 2024, and allow such failures to be cured through the issuance of common stock, and (v) allow interest payments due April 1, July 1, and October 1, 2024, to be paid in shares of common stock or added to the principal of the PIPE Convertible Notes, at the election of the applicable PIPE Investor. In connection with the Waiver, the Company issued 3,843 shares of Class A common stock to satisfy registration delay penalties and 3,152 shares of Class A common stock to satisfy accrued interest obligations. These issuances were made at the “Alternate Conversion Price” set forth in the PIPE Convertible Notes, which is defined as the lesser of the fixed conversion price or 90% of the lowest volume weighted average price (VWAP) of the Company’s Class A common stock over the five consecutive days prior to conversion. Additionally, the Company issued 3,812 shares to a PIPE Investor as a result of language in the PIPE Convertible Note related to ownership percentage prior to the Merger.

On November 7, 2024, the Company and certain PIPE Investors entered into further amendments to the Waiver (the “Amendments”) under which the PIPE Investors agreed to waive any breaches or defaults resulting from the Company’s failure to timely file SEC reports through August 21, 2024, and extended the waiver for certain registration failures through October 3, 2024. The PIPE Investors also waived defaults related to the Company’s non-compliance with the continued listing requirements of the Nasdaq Stock Market, including (i) failure to meet the minimum stockholders’ equity threshold, (ii) failure to meet the minimum market value of publicly held shares, and (iii) failure to meet the minimum bid price requirement. These waivers are effective through January 15, 2025, but may be extended through March 15, 2025, solely with respect to the bid price deficiency, provided the Company remains in compliance with all other listing requirement and files a preliminary proxy statement to seek shareholder approval of a reverse stock split. In connection with these Amendments, the Company issued 2,339 shares of Class A common stock to satisfy additional registration delay penalties and 1,316 shares of Class A common stock for unpaid interest, also at the Alternate Conversion Price.

Also on November 7, 2024, certain PIPE Investors agreed to purchase an additional $3.3 million in principal amount of PIPE Convertible Notes with an Original Issue Discount of $330,000 for gross proceeds of $2.97 million. The Company used approximately $2.5 million of the proceeds from this issuance to repay outstanding debt and cover related transaction expenses.

One of the November 7, 2024, PIPE Notes was exchanged for a convertible note payable and an unsecured note payable that were issued to the same PIPE Investor. The exchange resulted in debt extinguishment accounting as the present value of the future cash flows of the new PIPE Convertible Note was greater than 10% of the remaining present value of the cash flows of the exchanged notes. As a result, the Company recorded a loss on extinguishment of debt of $270,594 on the consolidated statements of operations for the year ended December 31, 2024.

On December 16, 2024, a certain PIPE Investor agreed to purchase an additional $2.1 million in the principal amount of a PIPE Convertible Note with an Original Issue Discount of $210,000 for gross proceeds of $1.89 million.

PIPE Convertible Notes payable consisted of the following as of December 31, 2024:

PIPE Convertible Note - Tranche 1 - February 7, 2024	$4,650,000
PIPE Convertible Note - Tranche 2 - November 7, 2024	3,570,594
PIPE Convertible Note - Tranche 2 - December 16, 2024	2,100,000
10,320,594
Less Debt Discount associated with OID and Warrants	(1,147,319)
PIPE Convertible Notes, net	9,173,275
Less gross PIPE Convertible Note principal converted into Class A common stock	(5,832,600)
Add accretion of debt discount	728,278
Total PIPE Convertible Notes, net	$4,068,953

During the year ended December 31, 2024, the Company converted an aggregate principal amount of $5,832,600 and $4,224,860 in accrued and make-whole interest related to the PIPE Convertible Notes into 275,748 shares of the Company’s Class A common stock. During the year ended December 31, 2024, amortization expense related to the Original Issue Discount of the PIPE Convertible Notes was $728,278. The principal balance net of Debt Discounts and accrued interest related to the PIPE Convertible Notes at December 31, 2024, was $4,068,953 and $154,500, respectively.